Average Annual Total Returns - BFS Equity Fund	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Dow Jones Industrial Average (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.99%	10.55%	11.57%
BFS Equity Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	23.39%	10.11%	10.60%
BFS Equity Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	22.91%	9.28%	10.02%
BFS Equity Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.20%	7.82%	8.61%